Restricted Cash (Details) - Schedule of Restricted Cash $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Schedule of Restricted Cash [Abstract]
Restricted time deposits	$ 92,115	$ 3,008	$ 124,683